Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Columbia Strategic Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Class A
Trading Symbol	INTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 74	0.75%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in continuing care retirement community (CCRC), lease and airport bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in AA and single-A rated bonds.
Sector allocation
| An overweight to the housing sector added to the Fund’s relative performance.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Credit quality allocation
| Overweight to not-rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Security selection in the industrial development revenue/pollution control revenue, housing and assisted living sectors detracted from relative performance.
Sector allocation
| Overweights to charter schools and CCRCs detracted from relative performance
Credit quality security selection
| Security selection in AAA and BBB rated bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	(3.03)	(0.51)	1.95
Class A (including sales charges)	(5.95)	(1.12)	1.66
Bloomberg High Yield Municipal Bond Index	(0.86)	2.28	4.35
Bloomberg Municipal Bond Index	0.00	0.13	2.11

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,630,681,442
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 8,339,920
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,630,681,442
Total number of portfolio holdings	495
Management services fees (represents 0.46% of Fund average net assets)	$ 8,339,920
Portfolio turnover for the reporting period	27%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
New York	12.0%
Texas	11.2%
Illinois	9.1%
California	4.8%
Puerto Rico	4.8%
New Jersey	4.7%
Pennsylvania	4.3%
Wisconsin	4.0%
Michigan	3.4%
Ohio	3.4%
Asset Categories

Columbia Strategic Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Class C
Trading Symbol	RTCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 147	1.50%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in continuing care retirement community (CCRC), lease and airport bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in AA and single-A rated bonds.
Sector allocation
| An overweight to the housing sector added to the Fund’s relative performance.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Credit quality allocation
| Overweight to not-rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Security selection in the industrial development revenue/pollution control revenue, housing and assisted living sectors detracted from relative performance.
Sector allocation
| Overweights to charter schools and CCRCs detracted from relative performance
Credit quality security selection
| Security selection in AAA and BBB rated bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	(3.76)	(1.29)	1.20
Class C (including sales charges)	(4.69)	(1.29)	1.20
Bloomberg High Yield Municipal Bond Index	(0.86)	2.28	4.35
Bloomberg Municipal Bond Index	0.00	0.13	2.11

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,630,681,442
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 8,339,920
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,630,681,442
Total number of portfolio holdings	495
Management services fees (represents 0.46% of Fund average net assets)	$ 8,339,920
Portfolio turnover for the reporting period	27%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
New York	12.0%
Texas	11.2%
Illinois	9.1%
California	4.8%
Puerto Rico	4.8%
New Jersey	4.7%
Pennsylvania	4.3%
Wisconsin	4.0%
Michigan	3.4%
Ohio	3.4%
Asset Categories

Columbia Strategic Municipal Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	CATZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 49	0.50%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in continuing care retirement community (CCRC), lease and airport bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in AA and single-A rated bonds.
Sector allocation
| An overweight to the housing sector added to the Fund’s relative performance.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Credit quality allocation
| Overweight to not-rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Security selection in the industrial development revenue/pollution control revenue, housing and assisted living sectors detracted from relative performance.
Sector allocation
| Overweights to charter schools and CCRCs detracted from relative performance
Credit quality security selection
| Security selection in AAA and BBB rated bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	(2.80)	(0.31)	2.21
Bloomberg High Yield Municipal Bond Index	(0.86)	2.28	4.35
Bloomberg Municipal Bond Index	0.00	0.13	2.11

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,630,681,442
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 8,339,920
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,630,681,442
Total number of portfolio holdings	495
Management services fees (represents 0.46% of Fund average net assets)	$ 8,339,920
Portfolio turnover for the reporting period	27%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
New York	12.0%
Texas	11.2%
Illinois	9.1%
California	4.8%
Puerto Rico	4.8%
New Jersey	4.7%
Pennsylvania	4.3%
Wisconsin	4.0%
Michigan	3.4%
Ohio	3.4%
Asset Categories

Columbia Strategic Municipal Income Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CADNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 49	0.50%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in continuing care retirement community (CCRC), lease and airport bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in AA and single-A rated bonds.
Sector allocation
| An overweight to the housing sector added to the Fund’s relative performance.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Credit quality allocation
| Overweight to not-rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Security selection in the industrial development revenue/pollution control revenue, housing and assisted living sectors detracted from relative performance.
Sector allocation
| Overweights to charter schools and CCRCs detracted from relative performance
Credit quality security selection
| Security selection in AAA and BBB rated bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	(2.73)	(0.29)	2.20
Bloomberg High Yield Municipal Bond Index	(0.86)	2.28	4.35
Bloomberg Municipal Bond Index	0.00	0.13	2.11

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,630,681,442
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 8,339,920
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,630,681,442
Total number of portfolio holdings	495
Management services fees (represents 0.46% of Fund average net assets)	$ 8,339,920
Portfolio turnover for the reporting period	27%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
New York	12.0%
Texas	11.2%
Illinois	9.1%
California	4.8%
Puerto Rico	4.8%
New Jersey	4.7%
Pennsylvania	4.3%
Wisconsin	4.0%
Michigan	3.4%
Ohio	3.4%
Asset Categories

Columbia Strategic Municipal Income Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CATYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 44	0.45%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in continuing care retirement community (CCRC), lease and airport bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in AA and single-A rated bonds.
Sector allocation
| An overweight to the housing sector added to the Fund’s relative performance.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Credit quality allocation
| Overweight to not-rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Security selection in the industrial development revenue/pollution control revenue, housing and assisted living sectors detracted from relative performance.
Sector allocation
| Overweights to charter schools and CCRCs detracted from relative performance
Credit quality security selection
| Security selection in AAA and BBB rated bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	(2.68)	(0.21)	2.21
Bloomberg High Yield Municipal Bond Index	(0.86)	2.28	4.35
Bloomberg Municipal Bond Index	0.00	0.13	2.11
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,630,681,442
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 8,339,920
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,630,681,442
Total number of portfolio holdings	495
Management services fees (represents 0.46% of Fund average net assets)	$ 8,339,920
Portfolio turnover for the reporting period	27%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
New York	12.0%
Texas	11.2%
Illinois	9.1%
California	4.8%
Puerto Rico	4.8%
New Jersey	4.7%
Pennsylvania	4.3%
Wisconsin	4.0%
Michigan	3.4%
Ohio	3.4%
Asset Categories

Columbia Strategic Municipal Income Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Class S
Trading Symbol	CATSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of October 2, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 40 (a)	0.50% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 40	[1]
Expense Ratio, Percent	0.50%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in continuing care retirement community (CCRC), lease and airport bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in AA and single-A rated bonds.
Sector allocation
| An overweight to the housing sector added to the Fund’s relative performance.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Credit quality allocation
| Overweight to not-rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Security selection in the industrial development revenue/pollution control revenue, housing and assisted living sectors detracted from relative performance.
Sector allocation
| Overweights to charter schools and CCRCs detracted from relative performance
Credit quality security selection
| Security selection in AAA and BBB rated bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S ( a)	(2.79)	(0.46)	1.98
Bloomberg High Yield Municipal Bond Index	(0.86)	2.28	4.35
Bloomberg Municipal Bond Index	0.00	0.13	2.11
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,630,681,442
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 8,339,920
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,630,681,442
Total number of portfolio holdings	495
Management services fees (represents 0.46% of Fund average net assets)	$ 8,339,920
Portfolio turnover for the reporting period	27%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
New York	12.0%
Texas	11.2%
Illinois	9.1%
California	4.8%
Puerto Rico	4.8%
New Jersey	4.7%
Pennsylvania	4.3%
Wisconsin	4.0%
Michigan	3.4%
Ohio	3.4%
Asset Categories

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.